Taxation (Details) - Schedule of tax loss carry forwards - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	SFr 109,855,150	SFr 114,013,858
Within 1 year [Member]
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	28,909,896	19,575,171
Between 1 and 3 years [Member]
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	50,673,943	56,866,795
Between 3 and 7 years [Member]
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	29,007,049	36,701,692
More than 7 years [Member]
Taxation (Details) - Schedule of tax loss carry forwards [Line Items]
Total tax loss carry-forwards	SFr 1,264,262	SFr 870,200